NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 14. NET LOSS PER SHARE

Contingently issuable shares are included in basic and diluted earnings per share (“EPS") only when all specified contingencies other than time have been satisfied. Shares issuable in connection with the SEPA, excluding the shares issuable in connection with the remaining 50% of the unpaid SEPA commitment fee, are excluded from basic EPS because issuances are contingent on meeting price thresholds, volume limitations, and regulatory caps. As those contingencies were not satisfied as of June 30, 2025, no shares issuable under the SEPA were included in the denominator of basic EPS for the three and six months ended June 30, 2025.

Diluted EPS includes the dilutive effect of Common Stock equivalents and is computed using the weighted-average number of Common Stock and Common Stock equivalents outstanding during the reporting period. Diluted EPS for the three and six months ended June 30, 2025 and 2024 excluded Common Stock equivalents because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share. The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Three and Six Months Ended June 30,
	2025	2024
Stock options outstanding	135,511	191,139
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
June 2023 Senior Note Warrants	335,210	335,210
August 2024 Warrants Issued with Junior Notes	19,892	—
Pre-funded warrants	—	171,706
Unvested restricted stock units	2,418	10,275
If-converted Common Stock from Series A Preferred Stock(1)	109,445	119,445
If-converted Common Stock from convertible notes	23,297,870	265,042
Total	25,177,431	2,060,587

Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.

NOTE 13. NET LOSS PER SHARE

Diluted earnings per share ("EPS") includes the dilutive effect of Common Stock equivalents and is computed using the weighted-average number of Common Stock and Common Stock equivalents outstanding during the reporting period. Diluted EPS during the years ended December 31, 2024 and 2023 excluded Common Stock equivalents because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share. The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Year ended December 31,
	2024	2023
Stock options outstanding	218,430	188,865
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Unvested restricted stock units	4,562	22,213
If-converted Common Stock from Series A Preferred Stock(1)	119,445	151,945
If-converted Common Stock from convertible notes	16,657,280	335,661
Total	19,469,020	2,001,664

(1) Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.